Cover	Mar. 27, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2020
Entity File Number	1-5231
Entity Registrant Name	McDONALD’S CORPORATION
Entity Central Index Key	0000063908
Entity Tax Identification Number	36-2361282
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	110 North Carpenter Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	630
Local Phone Number	623-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MCD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false